Northern Lights Fund Trust III

Boyd Watterson Limited Duration Enhanced Income Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Boyd Watterson Limited Duration Enhanced Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 13, 2019, (SEC Accession 0001580642-19-005542).